Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

In millions, except per share amounts	First	Second	Third	Fourth
2012
Total revenues	$1,244	$1,409	$1,435	$1,642
Gross margin	315	374	382	574
Operating income (loss)	78	130	129	411
Income (loss) from continuing operations (attributable to NCR)	59	89	88	239
Income (loss) from discontinued operations, net of tax	(9)	13	(1)	3
Net income (loss) attributable to NCR	$50	$102	$87	$242
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.37	$0.56	$0.55	$1.49
Diluted	$0.36	$0.54	$0.53	$1.45
Net income (loss) per common share:
Basic	$0.32	$0.64	$0.55	$1.51
Diluted	$0.31	$0.62	$0.53	$1.47

2011
Total revenues	$1,058	$1,272	$1,360	$1,601
Gross margin	246	310	335	60
Operating income (loss)	68	112	93	(421)
Income (loss) from continuing operations (attributable to NCR)	55	81	68	(301)
Income (loss) from discontinued operations, net of tax	(6)	(12)	(7)	(68)
Net income (loss) attributable to NCR	$49	$69	$61	$(369)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.35	$0.51	$0.43	$(1.91)
Diluted	$0.34	$0.50	$0.42	$(1.91)
Net income (loss) per common share:
Basic	$0.31	$0.44	$0.39	$(2.34)
Diluted	$0.30	$0.43	$0.38	$(2.34)